Expenses and Other Income - Summary of Expenses and Other Income (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 11, 2022	Jun. 30, 2024	Jun. 30, 2022
Disclosure of Detailed Information About Expenses and Other Income [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities		$ 397
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of Detailed Information About Expenses and Other Income [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities			$ 238
Completion proceeds			$ 50
Percentage of investment sold	33.33%